Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Commitments

As at September 30, 2025, the Company did not have any significant capital or other commitments.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate the final outcome arising out of any such matter will have a material effect on its CFS an individual basis or in the aggregate. As of September 30, 2025 and 2024, the Company is not a party to any material legal or administrative proceedings.